Investment Objectives and Goals - Themes Memory ETF	Nov. 06, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Themes Memory ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Themes Memory ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the performance, before fees and expenses, of an index composed of securities of companies that are active in the memory industry.